Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Schedule of Other Payable and Accrued Expenses

As of December 31, 2020 and 2019, other payables and accrued expenses consist of:

	December 31, 2020	December 31, 2019
Advances from unrelated third-parties (i)	$469,418	$115,760
Other taxes payable (ii)	4,089,013	3,927,037
Unrecognized tax benefits (iii)	433,000	433,000
Accrued professional fees	404,025	190,640
Amount due to employees(iv)	65,785	51,188
Other current liabilities (v)	1,174,856	180,047
	$6,636,097	$4,897,672

(i)	The advances from unrelated parties are non-interest bearing and due on demand.

(ii)	The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax. The increase in other taxes payable was mainly attributed to reassessment of prior years’ business tax, value added tax, land use tax, and other auxiliary taxes.

(iii)	The Unrecognized tax benefits refer to the land value added tax due to the sale of property, equipment, and land use rights in September 2015.

(iv)	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.

(v)	The other current liabilities included the following: a) approximate of $89,000 loss on a customer’s bankruptcy claim, b) approximate of $203,000 loss on return of prior year’s government funding, c) an amount of $767,500 for ordinary shares converted from the convertible debt, which were not yet issued as of December 31, 2020.